Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (6,200)	$ (5,905)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	1,093	1,279
Amortization of debt discount	2,066	1,732
Amortization of debt issuance costs	12	9
Non-cash interest expense	102	4
Changes in operating assets and liabilities:
Income tax receivable	(31)	50
Prepaid expenses and other current assets	(174)	25
Accounts payable	301	360
Accrued liabilities	92	59
Net cash used in operating activities	(2,739)	(2,387)
Cash flows from financing activities:
Proceeds from the sale of convertible promissory notes, net of debt issuance costs of $7	810	1,329
Proceeds from sale of common stock and warrants, net of offering costs of $16 and $27 respectively	3,160	2,328
Repayment of demand note	(25)
Repayments of term debt	(161)	(14)
Net cash provided by financing activities	3,784	3,643
Effect of exchange rate changes on cash	(1)	(3)
Net change in cash	1,044	1,253
Cash at beginning of period	1,405	152
Cash at end of period	2,449	1,405
Supplemental disclosure of cash flow information:
Cash paid during period for interest	14	67
Supplemental disclosure of non-cash transactions:
Beneficial conversion feature on convertible notes	353	716
Warrants issued with convertible notes	419	739
Warrants issued in exchange for modification of term debt	14
Common stock converted into convertible notes payable	(25)
Conversion of convertible notes payable and accrued interest into common stock and warrants		3,258
Conversion of convertible notes payable and accrued interest into common stock	2,281
Issuance of unsecured promissory note in exchange for vendor accounts payable	742
Options granted in exchange for release from contingent payment obligations		$ 1,094